CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Current liabilities	¥ 6,682,375	¥ 5,462,678
Non-current liabilities	3,364,129	3,114,855
VIE
Current liabilities | ¥	0	4,300
Non-current liabilities | ¥	¥ 0	¥ 0
Convertible senior preferred shares
Mezzanine equity, shares authorized (in shares)	307,692,307	307,692,307
Mezzanine equity, shares issued (in shares)	295,384,619	307,692,307
Mezzanine equity, shares outstanding (in shares)	295,384,619	307,692,307
Class A ordinary shares
Equity, shares authorized (in shares)	19,692,307,693	19,692,307,693
Equity, shares issued (in shares)	2,124,695,348	2,093,280,340
Equity, shares outstanding (in shares)	2,124,695,348	2,093,280,340
Class B ordinary shares
Equity, shares authorized (in shares)	5,000,000,000	5,000,000,000
Equity, shares issued (in shares)	144,778,552	144,778,552
Equity, shares outstanding (in shares)	144,778,552	144,778,552